SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Ensysce Biosciences, Inc [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Options, Outstanding, Beginning balance	71,813,169	86,858,704	43,544,606
Weighted average Exercise price, Outstanding, Beginning balance	$ 0.15	$ 0.15	$ 0.13
Weighted average Remaining contractual life, Beginning balance	6 years 9 months 18 days		7 years 3 months 18 days
Intrinsic value, Outstanding, Beginning balance	$ 1,817,383	$ 1,923,924	$ 2,209,192
Options, Granted		2,000,000	45,300,000
Weighted average Exercise price, Granted		$ 0.22	$ 0.17
Weighted average Remaining contractual life, Granted		9 years 3 months 18 days	9 years 2 months 12 days
Options, Expired / Forfeited		(17,045,535)	(1,985,902)
Weighted average Exercise price, Expired / Forfeited		$ 0.16	$ 0.03
Intrinsic value, Expired / Forfeited		$ 106,541	$ 285,269
Options, Outstanding, Ending balance	67,487,788	71,813,169	86,858,704
Weighted average Exercise price, Outstanding, Ending balance	$ 0.16	$ 0.15	$ 0.15
Weighted average Remaining contractual life, Ending balance	7 years	6 years 9 months 18 days	8 years
Intrinsic value, Outstanding, Ending balance	$ 1,344,930	$ 1,817,383	$ 1,923,924
Options, Exercisable, Ending balance	65,543,350	67,479,826
Weighted average Exercise price, Exercisable, Ending balance	$ 0.16	$ 0.15
Weighted average Remaining contractual life, Exercisable, Ending balance	6 years 10 months 24 days	6 years 8 months 12 days
Intrinsic value, Exercisable, Ending balance	$ 1,328,263	$ 1,700,715
Options, Vested and expected to vest, Ending balance	67,487,788	71,813,169
Weighted average Exercise price, Vested and expected to vest, Ending balance	$ 0.16	$ 0.15
Weighted average Remaining contractual life, Vested and expected to vest, Ending balance	7 years	6 years 9 months 18 days
Intrinsic value, Vested and expected to vest, Ending balance	$ 1,344,930	$ 1,817,383
Intrinsic value, Granted
Options, Exercised	(4,325,381)
Weighted average Exercise price, Exercised	$ 0.06
Intrinsic value, Exercised	$ 472,453
Options, Expired / Forfeited		17,045,535	1,985,902
Intrinsic value, Outstanding, Ending balance	$ 1,344,930	$ 1,817,383	$ 1,923,924
Intrinsic value, Exercisable, Ending balance	1,328,263	1,700,715
Intrinsic value, Vested and expected to vest, Ending balance	$ 1,344,930	$ 1,817,383